Apr. 01, 2021
BNY Mellon Emerging Markets Securities Fund
BNY Mellon Emerging Markets Securities Fund
April 1, 2021 BNY MELLON INTERNATIONAL SECURITIES FUNDS, INC. BNY Mellon Emerging Markets Securities Fund Supplement to Current Summary Prospectus and Prospectus

The following information replaces and supersedes the information contained in the second footnote below the table in “Fees and Expenses” in the fund's summary prospectus and “Fund Summary – Fees and Expenses” in the prospectus:

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until September 30, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.50%.  On or after September 30, 2021, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.